Commitments and Contingencies (Details) - USD ($)					6 Months Ended	12 Months Ended
		May 14, 2025	Jul. 01, 2024	Feb. 23, 2024	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Ordinary shares issued	[1]				35,308,040	46,595,743
Ordinary shares of par value (in Dollars per share)	[1]				$ 0.0001	$ 0.0001
Escrow account				13,000,000		13,000,000
Net profit percentage					30.00%
Estimation of fair value of contingent consideration (in Dollars)			$ 39,717,000			$ 4,617,000
Changes in fair value (in Dollars)		$ 1,341,794				$ 35,100,000
Escrow earnout shares		11,287,703
Fair value of earnout shares		1,712,297
Closing per share market price (in Dollars per share)		$ 3.48
Reverse Recapitalization [Member]
Commitments and Contingencies [Line Items]
Ordinary shares					13,000,000
Number of ordinary shares released					13,000,000
TOYO [Member]
Commitments and Contingencies [Line Items]
Net profit percentage					20.00%
Earnout shares		1,712,297
Escrow earnout shares		11,287,703
TOYO [Member] | Earnout Shares [Member]
Commitments and Contingencies [Line Items]
Fair value of earnout shares (in Dollars)		$ 5,958,794
Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued				41,000,000
Ordinary shares of par value (in Dollars per share)				$ 0.0001
Net profit percentage					50.00%
Earnout shares					13,000,000
Ordinary Shares [Member] | TOYO [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued				41,000,000

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).